GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Minority Interest [Table Text Block]
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership and control
	December 31,
	2011	2012
Name of subsidiary (affiliate)

Matrix	50.0	50.1
Magic	51.1	52.3
Sapiens*	47.3	56.6

*)	From August 21, 2011 until January 27, 2012, Sapiens' results of operations were reflected in the Company's results using the equity method of accounting (see Note 3(e)).